Other Payables and Accrued Expenses (Tables)	6 Months Ended
Jun. 30, 2026
Other Payables and Accrued Expenses [Abstract]
Schedule of Other Payables and Accrued Expenses

Components of other payables and accrued expenses are as follows:

	As of December 31, 2025	As of June 30, 2026
	RMB	RMB
Business and other tax payables	49,428	48,957
Refundable deposits from employees and agents	17,577	17,869
Professional fees	782	10,419
Accrued expenses to third parties	37,471	26,499
Accrued compensation to staff layoff	12,132	10,125
Payable to third parties(i)	62,333	20,745
Others	4,999	4,223
Total	184,722	138,837

(i)	Amount represented payables to divested subsidiaries, which are non-interest-bearing, unsecured and due within one year.